Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Summary of Information About The Company's Financial Assets and Liabilities That Are Measured at Fair Value On Recurring Basis
The following table sets forth the Company’s financial assets and liabilities that were measured at fair value, on a recurring basis (in thousands):

	As of June 30, 2022
	Level 1	Level 2	Level 3	Total
Financial Assets
Cash and cash equivalents
Money market funds	$18,652	$—	$—	$18,652
Prepaid expenses and other current assets
Share settled forward	$—	$—	$1,070	$1,070

Total assets at fair value	$18,652	$—	$1,070	$19,722
Financial Liabilities
Private placement warrant liability	$—	$496	$—	$496

Total liabilities at fair value	$—	$496	$—	$496

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial Assets
Cash and cash equivalents:
Money market funds	$26,031	$—	$—	$26,031

Total assets	$26,031	$—	$—	$26,031
Financial Liabilities
Debt derivative liabilities	$—	$—	$26,189	$26,189

Total liabilities	$—	$—	$26,189	$26,189

The following table sets forth the Company’s financial assets and liabilities that were measured at fair value, on a recurring basis (in thousands):

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial Assets
Cash and cash equivalents:
Money market funds	$26,031	$—	$—	$26,031

Total assets	$26,031	$—	$—	$26,031
Financial Liabilities
Debt derivative liabilities	$—	$—	$26,189	$26,189

Total liabilities	$—	$—	$26,189	$26,189

	December, 31, 2020
	Level 1	Level 2	Level 3	Total
Financial Assets
Cash and cash equivalents:
Money market funds	$7,515	$—	$—	$7,515

Total assets	$7,515	$—	$—	$7,515
Financial Liabilities
Debt derivative liabilities	$—	$—	$5,021	$5,021

Total liabilities	$—	$—	$5,021	$5,021

Summary of Changes in Level 3 Fair Value Instruments
The following table presents the changes in the fair value of Level 3 warrant liabilities for the following periods (in thousands). There were no other transfers between fair value hierarchies for all periods presented:

Level 3 Warrant Liabilites
Fair value at February 8, 2022	$3,248
Change in fair value of Private Placement Warrants	(1,439)

Fair value at March 31, 2022	$1,808
Change in fair value of Private Placement Warrants	(1,312)
Transfer to Level 2	(496)

Fair value at June 30, 2022	$(0)